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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-5410
                                  ---------------------------------------------

                              ING PRIME RATE TRUST
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               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ              85258
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         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006
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                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
                                                   ---------------------------

Date of fiscal year end:    February 28
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Date of reporting period:   July 1, 2004 - June 30, 2005
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05410
Reporting Period: 07/01/2004 - 06/30/2005
ING Prime Rate Trust









============================= ING PRIME RATE TRUST =============================


ACTERNA INC.

Ticker:       N/A            Security ID:  00503U105
Meeting Date: SEP 13, 2004   Meeting Type: Written COnsent
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors                     FOR       FOR        Management
2     Management Equity Incentive Plan          FOR       FOR        Management
3     Rules for French Employees                FOR       FOR        Management
4     Amendment of Bylaws of Acterna Germany    FOR       FOR        Management
      GmbH
5     Amendment of Bylaws of Acterna Hong Kong  FOR       FOR        Management
      Ltd.


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ARCH WIRELESS, INC.

Ticker:       ARCHQ          Security ID:  039392709
Meeting Date: NOV 8, 2004    Meeting Type: Special
Record Date:  OCT 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


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HAYES LEMMERZ INTERNATIONAL INC.

Ticker:       HAYZ           Security ID:  420781304
Meeting Date: JUL 13, 2004   Meeting Type: Annual
Record Date:  MAY 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Curtis J. Clawson         For       For        Management
1.2   Elect  Director George T. Haymaker, Jr.   For       For        Management
2     Ratify Auditors                           For       For        Management


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MMH HOLDINGS, INC.

Ticker:       N/A            Security ID:  55308T877
Meeting Date: FEB 17, 2005   Meeting Type: Annual
Record Date:  JAN 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jack F. Stinnett           FOR       FOR        Management
1.2   Elect Director Roy A. Hendin              FOR       FOR        Management
1.3   Elect Director Jeffrey A. Brodsky         FOR       FOR        Management
2     Ratify Auditors                           FOR       FOR        Management
3     Approve 1 for 10 Reverse Stock Split      FOR       FOR        Management
4     Other Business                            FOR       FOR        Management


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SAFELITE GROUP, INC.

Ticker:       N/A            Security ID:  N/A
Meeting Date: NOV 16, 2004   Meeting Type: Annual
Record Date:  OCT 18, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors                     FOR       FOR        Management
2     Amendment of Certificate of Incorporation FOR       FOR        Management


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SAFELITE REALTY CORP.

Ticker:       N/A            Security ID:  N/A
Meeting Date: NOV 16, 2004   Meeting Type: Annual
Record Date:  OCT 18, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Election of Directors                     FOR       FOR        Management


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SCIENTIFIC GAMES CORPORATION

Ticker:       SGMS           Security ID:  80874P109
Meeting Date: SEP 28, 2004   Meeting Type: Annual
Record Date:  SEP 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director A. Lorne Weil             For       For        Management
1.2   Elect  Director Peter A. Cohen            For       For        Management
1.3   Elect  Director Colin J. O'Brien          For       For        Management
1.4   Elect  Director Ronald O. Perelman        For       For        Management
1.5   Elect  Director Howard Gittis             For       For        Management
1.6   Elect  Director Barry F. Schwartz         For       For        Management
1.7   Elect  Director Eric M. Turner            For       For        Management
1.8   Elect  Director Sir Brian G. Wolfson      For       For        Management
1.9   Elect  Director Joseph R. Wright, Jr.     For       For        Management
2     Ratify Auditors                           For       For        Management


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USA MOBILITY INC

Ticker:       USMO           Security ID:  90341G103
Meeting Date: MAY 18, 2005   Meeting Type: Annual
Record Date:  MAR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David Abrams              For       For        Management
1.2   Elect  Director James V. Continenza       For       For        Management
1.3   Elect  Director Nicholas A. Gallopo       For       For        Management
1.4   Elect  Director Vincent D. Kelly          For       For        Management
1.5   Elect  Director Brian O'Reilly            For       For        Management
1.6   Elect  Director Matthew Oristano          For       For        Management
1.7   Elect  Director William E. Redmond, Jr.   For       For        Management
1.8   Elect  Director Samme L. Thompson         For       For        Management
1.9   Elect  Director Royce Yudkoff             For       For        Management

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       ING PRIME RATE TRUST
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By (Signature and Title)                /s/ James M. Hennessy
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                                President and Chief Executive Officer

Date                               August 30, 2005
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